Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 28, 2022	Sep. 14, 2022	Dec. 16, 2020	Oct. 31, 2015	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2017	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000011818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				$ 10,000					$ 10,462				$ 12,978				$ 12,050				$ 13,350		$ 14,138	$ 18,344	$ 13,092	$ 14,512	$ 17,660	$ 21,054
C000179658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				10,000,000					10,491,223				13,053,083				12,166,975				13,541,094		14,396,782	18,750,806	13,433,459	14,954,603	18,275,485	21,877,642
C000011817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				100,000					104,912				130,583				121,627				135,234		143,692	187,022	133,872	148,889	181,793	217,413
C000011819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				10,000					10,312				13,126				13,050				14,564		17,546	23,560	15,668	17,214	22,192	25,142
C000079785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				100,000					103,427				131,959				131,493				147,085		177,426	238,778	159,154	175,198	226,390	257,069
C000179659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				10,000,000					10,342,707				13,190,863				13,156,370				14,720,757		17,775,756	23,937,551	15,963,228	17,586,432	22,751,732	25,864,860
C000011821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				10,000					11,072				13,834				11,694				13,618		13,768	16,666	10,470	11,154	13,182	16,170
C000011822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				500,000					553,701				692,578				586,382				682,722		692,166	837,706	526,582	558,549	664,414	811,115
C000138298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				5,000,000					5,552,795				6,964,678				5,905,289				6,885,976		6,993,138	8,469,208	5,329,795	5,657,686	6,736,372	8,236,924
C000045117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				10,000					10,392				13,168				12,200				13,398		14,748	19,590	13,442	14,028	16,178	17,386
C000240396 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				5,000,000					5,207,442				6,612,343				6,139,758				6,762,332		7,461,716	9,935,780	6,836,225	7,153,621	8,278,984	8,924,176
C000045116 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				100,000					104,149				132,247				122,795				135,247		149,234	198,716	136,725	142,889	165,143	177,790
C000064415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				100,000					97,566				113,982				104,333				108,080		97,817	128,864	98,509	98,913	124,634	139,894
C000179660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				2,500,000					2,439,161				2,853,348				2,616,188				2,721,040		2,469,159	3,263,801	2,498,612	2,522,741	3,182,003	3,582,111
C000064416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value				10,000					9,700				11,290				10,302				10,636		9,604	12,596	9,592	9,610	12,054	13,498
C000223577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value			$ 100,000				$ 93,600					$ 50,359				$ 52,465				$ 55,693		$ 70,178
C000236826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value		$ 100,000				$ 97,700					$ 99,945				$ 116,983				$ 135,159
C000238190 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value	$ 100,000				$ 103,400					$ 113,369				$ 138,499				$ 158,730
MSCI All Country World ex US C000011818 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000					10,022				12,392				11,370				12,652		12,320	15,976	12,026	13,476	16,756	20,934
MSCI All Country World ex US C000179658 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000,000					10,022,320				12,391,455				11,370,038				12,651,326		12,320,774	15,975,448	12,025,296	13,476,643	16,756,125	20,933,199
MSCI All Country World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World ex US Index
Accumulated Value				100,000					100,223				123,915				113,700				126,513		123,208	159,754	120,253	134,766	167,561	209,332
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				10,000					10,204				12,572				12,508				14,082		14,770	20,276	16,230	17,934	23,816	29,208
MSCI All Country World C000079785 Index [Member]
Account Value [Line Items]
Accumulated Value				100,000					102,047				125,725				125,074				140,822		147,704	202,767	162,299	179,343	238,156	292,081
MSCI All Country World C000179659 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000,000					10,118,426				12,422,875				12,566,710				14,161,882		14,780,007	20,754,798	16,919,554	18,692,951	24,988,413	30,489,956
MSCI Emerging Markets C000011821 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000					10,926				13,816				12,088				13,520		14,636	17,118	11,808	13,082	16,394	20,970
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index
Accumulated Value				500,000					546,328				690,842				604,373				676,031		731,807	855,927	590,360	654,125	819,706	1,048,529
MSCI Emerging Markets C000138298 Index [Member]
Account Value [Line Items]
Accumulated Value				5,000,000					5,463,284				6,908,416				6,043,729				6,760,314		7,318,069	8,559,268	5,903,603	6,541,254	8,197,057	10,485,286
MSCI ACWI ex US C000045117 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000					10,022				12,392				11,370				12,652		12,320	15,976	12,026	13,476	16,756	20,934
MSCI ACWI ex US C000240396 Index [Member]
Account Value [Line Items]
Accumulated Value				5,000,000					5,011,160				6,195,727				5,685,019				6,325,663		6,160,387	7,987,724	6,012,648	6,738,322	8,378,062	10,466,599
MSCI ACWI ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex US Index
Accumulated Value				100,000					100,223				123,915				113,700				126,513		123,208	159,754	120,253	134,766	167,561	209,332
MSCI Frontier Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Frontier Emerging Markets Index
Accumulated Value				100,000					102,141				119,191				106,758				117,113		103,192	127,669	94,715	99,808	124,243	161,908
MSCI Frontier Emerging Markets C000064416 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000					10,214				11,920				10,676				11,712		10,320	12,766	9,472	9,980	12,424	16,190
MSCI Frontier Emerging Markets C000179660 Index [Member]
Account Value [Line Items]
Accumulated Value				2,500,000					2,553,523				2,979,766				2,668,943				2,927,834		2,579,799	3,191,724	2,367,875	2,495,191	3,106,069	4,047,692
MSCI China All Shares Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI China All Shares Index
Accumulated Value			$ 100,000				$ 94,782					$ 54,426				$ 60,758				$ 71,982		$ 92,885
MSCI Emerging Markets ex China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets ex China Index
Accumulated Value		$ 100,000				$ 94,544					$ 101,193				$ 128,710				$ 161,978
MSCI World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World ex US Index
Accumulated Value	100,000				105,942					119,248				147,673				182,501
MSCI ACWI ex US Small Cap C000045117 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000					10,422				12,996				11,732				12,760		12,769	17,728	12,808	13,937	17,244	21,138
MSCI ACWI ex US Small Cap C000240396 Index [Member]
Account Value [Line Items]
Accumulated Value				5,000,000					5,210,922				6,498,075				5,865,800				6,379,928		6,384,707	8,864,093	6,403,959	6,968,518	8,622,171	10,569,204
MSCI ACWI ex US Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex US Small Cap Index
Accumulated Value				$ 100,000					$ 104,218				$ 129,961				$ 117,316				$ 127,599		$ 127,694	$ 177,282	$ 128,079	$ 139,370	$ 172,443	$ 211,384
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index
Accumulated Value	$ 100,000				$ 106,075					$ 121,351				$ 149,220				$ 183,588